Inventory (Tables)	12 Months Ended
Apr. 30, 2020
Inventories [Abstract]
Summary of Inventory
	April 30, 2020	April 30, 2019
Carrying value of inventory:
Doré	$680	$467
Work-in-process	185	130
Stockpile	43	53
Supplies	755	838
	$1,663	$1,488